Investment Strategy	Dec. 31, 2023
Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund will invest at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives. Under normal market conditions, the fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States. The fund allocates its assets among various countries, and in no fewer than three countries other than the United States.

The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.” The fund also invests in U.S. government securities, money market instruments, and cash and cash equivalents.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund seeks to hedge all, or substantially all, of the fund’s foreign currency exposure using forward currency contracts, such that under normal market conditions, the fund will maintain at least 90% of its assets in U.S. dollar currency exposure. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies.

The fund may invest in a broad range of debt securities, including corporate bonds and debt securities issued by sovereign, quasi-sovereign and supranational entities. The fund may also invest in mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and other asset-backed securities, including debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 60% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities. The fund may invest substantially in debt securities that are tied economically to countries outside the United States, including securities issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average maturity of two years or less.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.